Consolidated Statements of Equity - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Legal reserve	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total Canon Inc. shareholders' equity	Non- controlling interests
Balance at beginning of year at Dec. 31, 2013	¥ 3,066,777	¥ 174,762	¥ 402,029	¥ 63,091	¥ 3,212,692	¥ (80,646)	¥ (861,666)	¥ 2,910,262	¥ 156,515
Equity transactions with noncontrolling interests and other	(884)		(420)		216	(22)		(226)	(658)
Dividends to Canon Inc. shareholders	(145,790)				(145,790)			(145,790)
Dividends to noncontrolling interests	(2,949)								(2,949)
Transfer to legal reserve				1,508	(1,508)
Comprehensive income:
Net income	265,239				254,797			254,797	10,442
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	143,834					142,813		142,813	1,021
Net unrealized gains and losses on securities	2,524					2,301		2,301	223
Net gains and losses on derivative instruments	(195)					(195)		(195)
Pension liability adjustments	(37,985)					(35,965)		(35,965)	(2,020)
Comprehensive income (loss)	373,417							363,751	9,666
Repurchases and reissuance of treasury stock	(149,813)		(46)		(15)		(149,752)	(149,813)
Balance at end of year at Dec. 31, 2014	3,140,758	174,762	401,563	64,599	3,320,392	28,286	(1,011,418)	2,978,184	162,574
Equity transactions with noncontrolling interests and other	(29,583)		(29)			73		44	(29,627)
Dividends to Canon Inc. shareholders	(174,711)				(174,711)			(174,711)
Dividends to noncontrolling interests	(3,958)								(3,958)
Acquisition of subsidiaries	77,086								77,086
Transfer to legal reserve				690	(690)
Comprehensive income:
Net income	231,333				220,209			220,209	11,124
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(55,504)					(57,592)		(57,592)	2,088
Net unrealized gains and losses on securities	2,010					1,509		1,509	501
Net gains and losses on derivative instruments	2,785					2,785		2,785
Pension liability adjustments	(6,543)					(4,803)		(4,803)	(1,740)
Comprehensive income (loss)	174,081							162,108	11,973
Repurchases and reissuance of treasury stock	790		(176)		(42)		1,008	790
Balance at end of year at Dec. 31, 2015	3,184,463	174,762	401,358	65,289	3,365,158	(29,742)	(1,010,410)	2,966,415	218,048
Equity transactions with noncontrolling interests and other	(4,985)		27			258		285	(5,270)
Dividends to Canon Inc. shareholders	(163,810)				(163,810)			(163,810)
Dividends to noncontrolling interests	(4,077)								(4,077)
Acquisition of subsidiaries	1,047								1,047
Transfer to legal reserve				1,269	(1,269)
Comprehensive income:
Net income	161,970				150,650			150,650	11,320
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(107,666)					(101,257)		(101,257)	(6,409)
Net unrealized gains and losses on securities	997					1,196		1,196	(199)
Net gains and losses on derivative instruments	(2,948)					(2,924)		(2,924)	(24)
Pension liability adjustments	(70,355)					(67,412)		(67,412)	(2,943)
Comprehensive income (loss)	(18,002)							(19,747)	1,745
Repurchases and reissuance of treasury stock	(14)				(1)		(13)	(14)
Balance at end of year at Dec. 31, 2016	¥ 2,994,622	¥ 174,762	¥ 401,385	¥ 66,558	¥ 3,350,728	¥ (199,881)	¥ (1,010,423)	¥ 2,783,129	¥ 211,493